Supplemental Disclosures of Cash Flow Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash paid (provided), net during the year for:
Interest	¥ 82,796	¥ 86,989	¥ 97,788
Income taxes	¥ 240,668	¥ 138,583	¥ 47,217